4. Intangible Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
4. Intangible Assets

The Company has patents and patents pending with a cost of $15,970 as at September 30, 2015 (March 31, 2015 - $15,970) that are not currently being amortized and accordingly, the Company did not record amortization expense relating to its intangible assets for the six month periods ended September 30, 2015 and 2014.

The Company has patents and patents pending with a cost of $15,970 as at March  31, 2015 (2014 - $7,141) that are not currently being amortized and accordingly, the Company did not record amortization expense relating to its intangible assets for the years ended March 31, 2015 and 2014.